PERFORMANCE SHARE UNITS (Details) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended	0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 PSUs	Mar. 31, 2013 PSUs	Dec. 31, 2013 PSUs	Jan. 27, 2014 Mr. Arena PSUs
PERFORMANCE SHARE UNITS
Performance share unit agreement granted (in shares)			18,770,591		3,000,000			3,000,000
Number of shares issued for each performance share unit								1
Number of PSUs
Number of shares, beginning	18,770,591	0	0		1,000,000
Granted (in shares)			18,770,591		3,000,000			3,000,000
Number of shares, ending			18,770,591	0	4,000,000		1,000,000
Wtd Avg. Grant Price
Weighted average exercise price, beginning (in dollars per share)	$ 0.35				$ 0.45
Granted (in dollars per share)			$ 0.35		$ 0.33
Weighted average exercise price, ending (in dollars per share)			$ 0.35		$ 0.36		$ 0.45
Wtd Avg. Remaining Term
Outstanding at the beginning of the period					2 years 6 months		2 years
Granted					2 years 8 months 1 day
Outstanding at the end of the period					2 years 6 months		2 years
Stock compensation expense related to the options and warrants	$ 807,356	$ 86,006	$ 430,138	$ 0	$ 95,653	$ 0	$ 112,603
Total stock compensation expense to be amortized through March 2017	$ 2,402,590						$ 450,000